COMMITMENTS AND CONTINGENCIES (Detail Textuals 3) (USD $)	12 Months Ended		0 Months Ended				0 Months Ended
	Sep. 30, 2011	Jul. 11, 2011 Employment agreement James A. Hayward	Jul. 11, 2011 Employment agreement James A. Hayward Vesting on grant date	Jul. 11, 2011 Employment agreement James A. Hayward Vesting on each of next two anniversaries of grant date	Sep. 30, 2013 Employment agreement Kurt H. Jensen	Jul. 11, 2011 Employment agreement Kurt H. Jensen	Jul. 11, 2011 Employment agreement Kurt H. Jensen Vesting on grant date	Jul. 11, 2011 Employment agreement Kurt H. Jensen Vesting on each of next two anniversaries of grant date
Commitments and Contingencies [Line Items]
Share price		$ (0.0585)				$ (0.0585)
Percentage of vesting in each year			25.00%	37.50%			25.00%	37.50%
Conditional benchmark revenue to determine vesting percentage			$ 1,000,000				$ 1,000,000
Description of vesting terms			If Company's revenues for any fiscal quarter increase by more than $1 million over the prior fiscal quarter, then the vesting date for the next 37.5% tranche will be accelerated.				If Company's revenues for any fiscal quarter increase by more than $1 million over the prior fiscal quarter, then the vesting date for the next 37.5% tranche will be accelerated.
Number of shares granted	15,000,000		40,000,000				10,000,000
Additional options granted			15,000,000
Period to exercise the shares							1 year
Number of shares vested but unexercised							20,500,000
Accrued amount related to resignation agreement					$ 79,000